Related Party Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Infosys Technologies (China) Co. Limited (Infosys China)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (China) Co. Limited (Infosys China)
Country	China
Holding as of	100.00%	100.00%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)
Country	Mexico
Holding as of	100.00%	100.00%
Infosys Technologies (Sweden) AB. (Infosys Sweden)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (Sweden) AB. (Infosys Sweden)
Country	Sweden
Holding as of	100.00%	100.00%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)
Country	China
Holding as of	100.00%	100.00%
Infosys Tecnologia DO Brasil LTDA. (Infosys Brasil)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Tecnologia DO Brasil LTDA. (Infosys Brasil)
Country	Brazil
Infosys Nova Holdings LLC (Infosys Nova)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Nova Holdings LLC. (Infosys Nova)
Country	U.S.
Holding as of	100.00%	100.00%
EdgeVerve Systems Limited (EdgeVerve)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	EdgeVerve Systems Limited (EdgeVerve)
Country	India
Holding as of	100.00%	100.00%
Infosys Austria GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Austria GmbH
Country	Austria
Holding as of	100.00%	100.00%
Skava Systems Pvt Ltd (Skava Systems)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Skava Systems Pvt. Ltd. (Skava Systems)
Country	India
Holding as of	100.00%	100.00%
Kallidus Inc. (Kallidus)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Kallidus Inc. (Kallidus)
Country	U.S.
Holding as of		100.00%
Infosys Chile SpA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Chile SpA
Country	Chile
Holding as of	100.00%	100.00%
Infosys Arabia Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Arabia Limited
Country	Saudi Arabia
Holding as of	70.00%	70.00%
Infosys Consulting Ltda
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Ltda.
Country	Brazil
Holding as of	100.00%	100.00%
Infosys CIS LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys CIS LLC
Country	Russia
Infosys Luxembourg S.a.r.l
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Luxembourg S.a.r.l
Country	Luxembourg
Holding as of	100.00%	100.00%
Infosys Americas Inc., (Infosys Americas)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Americas Inc., (Infosys Americas)
Country	U.S.
Holding as of	100.00%	100.00%
Infosys Technologies (Australia) Pty. Limited (Infosys Australia)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (Australia) Pty. Limited (Infosys Australia)
Country	Australia
Infosys Public Services, Inc. USA (Infosys Public Services)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Public Services, Inc. USA (Infosys Public Services)
Country	U.S.
Holding as of	100.00%	100.00%
Infosys Canada Public Services Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Canada Public Services Inc
Country	Canada
Infosys BPM Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPM Limited
Country	India
Holding as of	99.99%	99.99%
Infosys (Czech Republic) Limited s.r.o.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys (Czech Republic) Limited s.r.o.
Country	Czech Republic
Holding as of	99.99%	99.99%
Infosys Poland, Sp z.o.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Poland, Sp z.o.o
Country	Poland
Holding as of	99.99%	99.99%
Infosys McCamish Systems LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys McCamish Systems LLC
Country	U.S.
Holding as of	99.99%	99.99%
Portland Group Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Portland Group Pty Ltd
Country	Australia
Holding as of	99.99%	99.99%
Infosys BPO Americas LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPO Americas LLC
Country	U.S.
Holding as of	99.99%	99.99%
Infosys Consulting Holding AG (Infosys Lodestone)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Holding AG (Infosys Lodestone)
Country	Switzerland
Holding as of	100.00%	100.00%
Infosys Management Consulting Pty Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Management Consulting Pty Limited
Country	Australia
Holding as of	100.00%	100.00%
Infosys Consulting AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting AG
Country	Switzerland
Holding as of	100.00%	100.00%
Infosys Consulting GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting GmbH
Country	Germany
Holding as of	100.00%	100.00%
Infosys Consulting S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting S.R.L.
Country	Romania
Holding as of	100.00%	100.00%
Infosys Consulting SAS
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting SAS
Country	France
Holding as of	100.00%	100.00%
Infosys Consulting s.r.o. v likvidaci (formerly Infosys Consulting s.r.o.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting s.r.o. v likvidaci (formerly Infosys Consulting s.r.o.)
Country	Czech Republic
Holding as of	100.00%	100.00%
Infosys Consulting (Shanghai) Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting (Shanghai) Co., Ltd.
Country	China
Holding as of	100.00%	100.00%
Infy Consulting Company Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infy Consulting Company Ltd
Country	U.K.
Holding as of	100.00%	100.00%
Infy Consulting B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infy Consulting B.V.
Country	The Netherlands
Holding as of	100.00%	100.00%
Infosys Consulting Sp. z.o.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Sp. z.o.o
Country	Poland
Holding as of		99.99%
Lodestone Management Consultants Portugal, Unipessoal, Lda.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Lodestone Management Consultants Portugal, Unipessoal, Lda.
Country	Portugal
Holding as of		100.00%
Infosys Consulting S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting S.R.L.
Country	Argentina
Holding as of	100.00%	100.00%
Infosys Consulting (Belgium) NV
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting (Belgium) NV
Country	Belgium
Holding as of	99.90%	99.90%
Panaya Inc (Panaya)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Inc. (Panaya)
Country	U.S.
Holding as of	100.00%	100.00%
Panaya Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Ltd.
Country	Israel
Holding as of	100.00%	100.00%
Panaya GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya GmbH
Country	Germany
Holding as of	100.00%	100.00%
Panaya Japan Co. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Japan Co. Ltd
Country	Japan
Brilliant Basics Holdings Limited (Brilliant Basics)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Brilliant Basics Holdings Limited (Brilliant Basics)
Country	U.K.
Holding as of	100.00%	100.00%
Brilliant Basics Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Brilliant Basics Limited
Country	U.K.
Holding as of	100.00%	100.00%
Brilliant Basics (MENA) DMCC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Brilliant Basics (MENA) DMCC
Country	Dubai
Holding as of		100.00%
Infosys Consulting Pte Limited (Infosys Singapore)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Pte Limited (Infosys Singapore)
Country	Singapore
Holding as of	100.00%	100.00%
Infosys Middle East FZ LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Middle East FZ LLC
Country	Dubai
Holding as of	100.00%	100.00%
Fluido Oy
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Oy
Country	Finland
Holding as of	100.00%	100.00%
Fluido Sweden AB (Extero)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Sweden AB (Extero)
Country	Sweden
Holding as of	100.00%	100.00%
Fluido Norway A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Norway A/S
Country	Norway
Holding as of	100.00%	100.00%
Fluido Denmark A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Denmark A/S
Country	Denmark
Holding as of	100.00%	100.00%
Fluido Slovakia s.r.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Slovakia s.r.o
Country	Slovakia
Holding as of	100.00%	100.00%
Fluido Newco AB
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Newco AB
Country	Sweden
Holding as of		100.00%
Infosys Compaz Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Compaz Pte. Ltd
Country	Singapore
Holding as of	60.00%	60.00%
Infosys South Africa (Pty) Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys South Africa (Pty) Ltd
Country	South Africa
Holding as of	100.00%	100.00%
WongDoody Holding Company Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	WongDoody Holding Company Inc. (WongDoody)
Country	U.S.
Holding as of	100.00%	100.00%
WDW Communications, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	WDW Communications, Inc
Country	U.S.
Holding as of	100.00%	100.00%
Wong Doody, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	WongDoody, Inc
Country	U.S.
Holding as of	100.00%	100.00%
HIPUS Co., Ltd (formerly Hitachi procurement Service Co. Ltd)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	HIPUS Co., Ltd (formerly Hitachi procurement Service Co. Ltd)
Country	Japan
Holding as of	81.00%	81.00%
Stater N.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater N.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater Nederland B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Nederland B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater Duitsland B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Duitsland B.V.
Country	The Netherlands
Holding as of		75.00%
Stater XXL B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater XXL B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
HypoCasso B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	HypoCasso B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater Participations B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Participations B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater Deutschland Verwaltungs-GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Deutschland Verwaltungs-GmbH
Country	Germany
Holding as of		75.00%
Stater Deutschland GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Deutschland GmbH & Co. KG
Country	Germany
Holding as of		75.00%
Stater Belgium N.V./S.A.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Belgium N.V./S.A.
Country	Belgium
Holding as of	75.00%	53.99%
Outbox systems Inc. dba Simplus (US)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Outbox systems Inc. dba Simplus (US)
Country	U.S.
Holding as of	100.00%	100.00%
Simplus North America Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus North America Inc.
Country	Canada
Holding as of	100.00%	100.00%
Simplus ANZ Pty Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus ANZ Pty Ltd.
Country	Australia
Holding as of	100.00%	100.00%
Simplus Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus Australia Pty Ltd
Country	Australia
Holding as of	100.00%	100.00%
Sqware Peg Digital Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Sqware Peg Digital Pty Ltd
Country	Australia
Holding as of	100.00%	100.00%
Simplus Philippines, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus Philippines, Inc.
Country	Philippines
Holding as of	100.00%	100.00%
Simplus Europe, Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus Europe, Ltd.
Country	U.K.
Holding as of	100.00%	100.00%
Infosys Fluido U.K., Ltd. (formerly Simplus U.K, Ltd)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Fluido U.K., Ltd. (formerly Simplus U.K, Ltd)
Country	U.K.
Holding as of	100.00%	100.00%
Infosys Fluido Ireland, Ltd. (formerly Simplus Ireland, Ltd)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Fluido Ireland, Ltd. (formerly Simplus Ireland, Ltd)
Country	Ireland
Holding as of	100.00%	100.00%
Infosys Limited Bulgaria EOOD
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Limited Bulgaria EOOD
Country	Bulgaria
Holding as of	100.00%
Kaleidoscope Animations, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Kaleidoscope Animations, Inc
Country	U.S.
Holding as of	100.00%
Kaleidoscope Prototyping LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Kaleidoscope Prototyping LLC
Country	U.S.
Holding as of	100.00%
GuideVision s.r.o.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision s.r.o.
Country	Czech Republic
Holding as of	100.00%
GuideVision Deutschland GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Deutschland GmbH
Country	Germany
Holding as of	100.00%
GuideVision Suomi Oy
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Suomi Oy
Country	Finland
Holding as of	100.00%
GuideVision Magyarorszag Kft
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Magyarország Kft
Country	Hungary
Holding as of	100.00%
GuideVision Polska SP.Z.O.O
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Polska SP.Z.O.O
Country	Poland
Holding as of	100.00%
GuideVision UK Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision UK Ltd
Country	U.K.
Holding as of	100.00%
Beringer Commerce Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Beringer Commerce Inc
Country	U.S.
Holding as of	100.00%
Beringer Capital Digital Group Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Beringer Capital Digital Group Inc
Country	U.S.
Holding as of	100.00%
Mediotype LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Mediotype LLC
Country	U.S.
Holding as of	100.00%
Beringer Commerce Holdings LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Beringer Commerce Holdings LLC
Country	U.S.
Holding as of	100.00%
SureSource LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	SureSource LLC
Country	U.S.
Holding as of	100.00%
Blue Acorn LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Blue Acorn LLC
Country	U.S.
Holding as of	100.00%
Simply Commerce LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simply Commerce LLC
Country	U.S.
Holding as of	100.00%
iCiDIGITAL LLC.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	iCiDIGITAL LLC
Country	U.S.
Holding as of	100.00%
Infosys BPM UK Limited.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPM UK Limited
Country	U.K.
Infosys Turkey Bilgi Teknolojikeri Limited Sirketi
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Turkey Bilgi Teknolojikeri Limited Sirketi
Country	Turkey
Infosys Germany Holding GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Germany Holding GmbH
Country	Germany
Holding as of	100.00%